BASIS OF PREPARATION (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) £ / $ € / $ SFr / $ Y	Dec. 31, 2016 USD ($) £ / $ € / $ SFr / $	Dec. 31, 2015 USD ($) £ / $ € / $ SFr / $	Dec. 31, 2014 USD ($)
Disclosure of detailed informations about basis of preparation [line items]
Total liquidity	$ 1,200
Net cash and cash equivalents	155	$ 38	$ 102	$ 65
Undrawn committed borrowing facilities	$ 1,000
Minimum number of years of continued operational existence | Y	3
$300 million bilateral, term loan facility
Disclosure of detailed informations about basis of preparation [line items]
Amount contracted	$ 300
Sterling
Exchange rates
Average rates | £ / $	1.29	1.35	1.53
Year end rates | £ / $	1.35	1.23	1.48
Euro
Exchange rates
Average rates | € / $	1.13	1.11	1.11
Year end rates | € / $	1.20	1.05	1.09
Swiss Franc
Exchange rates
Average rates | SFr / $	1.02	1.02	1.04
Year end rates | SFr / $	1.02	0.98	1.00